Events Subsequent to December 31, 2018 - Additional Information (Detail) € in Millions		12 Months Ended
	Jan. 08, 2019 EUR (€)	Jan. 31, 2019 Tower	Dec. 31, 2018 Tower site
Italy [member]
Disclosure of non-adjusting events after reporting period [line items]
Total number of towers		22,000
Infrastructure network agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of sites | site			10,000
Total number of towers owned by two companies, percentage			45.00%
Infrastructure network agreement [member] | Italy [member]
Disclosure of non-adjusting events after reporting period [line items]
Total number of towers			22,000
Telecom Italia S.p.A. [member] | Bond Issuance [member]
Disclosure of non-adjusting events after reporting period [line items]
Bonds	5 years 3 months
Currency	Euro
Amount | €	€ 1,250
Yield	4.125%
Average cost of debt	4.40%
Settlement date	Jan. 11, 2019
Maturity date	Apr. 11, 2024
Coupon	4.00%
Issue price	99.436%
Repayment price	100.00%
Bond yield above reference rate	3.876%
Infrastrutture Wireless Italiane [member] | Infrastructure network agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest owned			60.00%